Income and expenses - Financial expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial expense [line items]
Interest expense	€ (2,146)	€ (1,747)	€ (1,026)
Foreign currency losses	(832)	(2,748)	(3,131)
Other financial expenses	(704)	(369)	(571)
Total	€ (3,682)	€ (4,864)	€ (4,728)